Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Investments in Associates and Joint Ventures
10.	Investments in Associates and Joint Ventures

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	10,835	12,647
Digitel Crossing, Inc., or DCI	510	238
Phunware	384	384
Appcard	234	234
Asia Outsourcing Beta Limited, or Beta	78	855
AF Payments, Inc., or AFPI	—	407
ACeS International Limited, or AIL	—	—
Asia Netcom Philippines Corp., or ANPC	—	—
	12,041	14,765
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	32,550	26,962
Philippines Internet Holding S.à.r.l., or PHIH	1,539	1,538
Beacon Electric Asset Holdings, Inc., or Beacon	—	13,593
ECommerce Pay Holding S.à.r.l., or Ecommerce Pay	—	—
	34,089	42,093
Total carrying value of investments in associates and joint ventures	46,130	56,858

Changes in the cost of investments for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Balance at beginning of the year	57,465	41,150
Additions during the year	5,633	27,993
Disposals	(11,612)	(11,692)
Translation and other adjustments	1	14
Balance at end of the year	51,487	57,465

Changes in the accumulated impairment losses for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Balance at beginning of the year	1,892	1,888
Additional impairment	2,225	—
Translation and other adjustments	1	4
Balance at end of the year	4,118	1,892

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Balance at beginning of the year	1,285	9,441
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares	4,962	4,962
Equity share in net earnings (losses) of associates and joint ventures:	2,906	1,181
Beta	2,050	396
Beacon	886	2,089
DCI	71	62
VTI, Bow Arken and Brightshare	55	(1,027)
PHIH	1	(58)
MediaQuest PDRs	(27)	(102)
AFPI	(130)	(127)
ECommerce Pay	—	(52)
Reversal of impairment	201	—
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method	(312)	(91)
Dividends	(791)	(4,389)
Disposals	(9,610)	(9,617)
Translation and other adjustments	120	(202)
Balance at end of the year	(1,239)	1,285

Investments in Associates

Investment in MediaQuest PDRs

In 2012, ePLDT made deposits totaling Php6 billion to MediaQuest, an entity wholly-owned by the PLDT Beneficial Trust Fund, for the issuance of PDRs by MediaQuest in relation to its indirect interest in Cignal TV.  Cignal TV is a wholly-owned subsidiary of Satventures, which is a wholly-owned subsidiary of MediaQuest incorporated in the Philippines.  The Cignal TV PDRs confer an economic interest in common shares of Cignal TV indirectly owned by MediaQuest, and when issued, will provide ePLDT with a 40% economic interest in Cignal TV.  Cignal TV operates a direct-to-home, or DTH, Pay-TV business under the brand name “Cignal TV”, which is the largest DTH Pay-TV operator in the Philippines.

In June 2013, ePLDT’s Board of Directors approved additional investments in PDRs of MediaQuest:

•

a Php3.6 billion investment by ePLDT in PDRs to be issued by MediaQuest in relation to its interest in Satventures.  The Satventures PDRs confer an economic interest in common shares of Satventures owned by MediaQuest and provide ePLDT with a 40% economic interest in Satventures; and

•

a Php1.95 billion investment by ePLDT in PDRs to be issued by MediaQuest in relation to its interest in Hastings, a wholly-owned subsidiary of MediaQuest incorporated in the Philippines.  The Hastings PDRs confer an economic interest in common shares of Hastings owned by MediaQuest.  Hastings is a wholly-owned subsidiary of MediaQuest and holds all the print-related investments of MediaQuest, including equity interests in the three leading newspapers: The Philippine Star, Philippine Daily Inquirer, and Business World.  See Note 26 – Employee Benefits – Unlisted Equity Investments – Investment in MediaQuest.

The Php6 billion Cignal TV PDRs and Php3.6 billion Satventures PDRs were issued on September 27, 2013.  These PDRs provided ePLDT an aggregate of 64% economic interest in Cignal TV.

On February 19, 2014, ePLDT’s Board of Directors approved an additional investment of up to Php500 million in Hastings PDRs to be issued by MediaQuest.  On March 11, 2014, MediaQuest received from ePLDT an amount aggregating to Php300 million representing additional deposits for future PDRs subscription.  As at December 31, 2014, total deposit for PDRs subscription amounted to Php2,250 million.

On May 21, 2015, ePLDT’s Board of Directors approved an additional Php800 million investment in Hastings PDRs and settlement of the Php200 million balance of the Php500 million Hastings PDR investment in 2014.  Subsequently, on June 1, 2015, the Board of Trustees of the Beneficial Trust Fund and the Board of Directors of MediaQuest approved the issuance of Php3,250 million Hastings PDRs.  This provided ePLDT with 70% economic interest in Hastings.  See Note 26 – Employee Benefits – Investment in MediaQuest.

In 2017, an impairment test was carried out for ePLDT’s investment in MediaQuest PDRs where it showed that an impairment provision must be recognized.  In determining the provision, the recoverable amount of the Print business and Pay TV were determined based on value-in-use, or VIU, calculations.  The VIU calculations were derived from cash flow projections over a period of three to five years based on the 2018 financial budgets approved by the Board of Directors and calculated terminal value.

Using the detailed projections of Print business for five years and applying a terminal value thereafter, ePLDT calculated a recoverable amount of Php1,664 million.  Consequently, ePLDT recognized a provision for impairment of its investment in MediaQuest PDRs in relation to its Print business amounting to Php1,784 million for the year ended December 31, 2017, representing the difference between the recoverable amount and the carrying value of the Print business as at December 31, 2017.  No impairment provision was recognized for the Pay TV business.

ePLDT’s aggregate carrying value of investment in MediaQuest PDRs amounted to Php10,835 million, net of allowance for impairment of Php1,784 million as at December 31, 2017 and Php12,647 million as at December 31, 2016.  See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Accounting for investments in MediaQuest through PDRs.

Transfer of Hastings PDRs to PLDT Beneficial Trust Fund

On January 22, 2018, ePLDT’s Board of Directors approved the assignment of the Hastings PDRs, representing a 70% economic interest in Hastings to the PLDT Beneficial Trust Fund for a total consideration of Php1,664 million.  The assignment was completed on February 15, 2018 and subsequently ceased to have any economic interest in Hastings.  See Note 26 – Employee Benefits – Investment in MediaQuest.

The PLDT Group’s financial investment in PDRs of MediaQuest is part of the PLDT Group’s overall strategy of broadening its distribution platforms and increasing the PLDT Group’s ability to deliver multi-media content to its customers across the PLDT Group’s broadband and mobile networks.

The table below presents the summarized financial information of Satventures as at December 31, 2017 and 2016, and for the years ended December 31, 2017, 2016 and 2015:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	20,055	21,295
Current assets	2,820	2,296
Noncurrent liabilities	3,292	4,645
Current liabilities	5,253	4,620
Equity	14,330	14,326
Carrying amount of interest in Satventures	9,171	9,169
Additional Information:
Cash and cash equivalents	1,211	374
Current financial liabilities*	397	393
Noncurrent financial liabilities*	2,097	2,357
*	Excluding trade, other payables and provisions.

	2017	2016	2015
	(in million pesos)
Income Statements:
Revenues	6,650	5,925	5,211
Depreciation and amortization	772	1,217	1,332
Interest income	3	2	2
Interest expense	249	259	207
Provision for (benefit from) income tax	71	(46)	(534)
Net income (loss)	4	(344)	(290)
Other comprehensive income	—	—	—
Total comprehensive income (loss)	4	(344)	(290)
Equity share in net income (loss) of Satventures	3	(220)	(186)

The table below presents the summarized financial information of Hastings as at December 31, 2017 and 2016, and for the years ended December 31, 2017 and 2016 and for the seven months ended December 31, 2015:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	1,803	6,891
Current assets	2,360	2,251
Noncurrent liabilities	151	506
Current liabilities	336	1,748
Equity	2,377	4,969
Carrying amount of interest in Hastings	1,664	3,478
Additional Information:
Cash and cash equivalents	1,304	1,128
Current financial liabilities*	—	500
Noncurrent financial liabilities*	—	—
*	Excluding trade, other payables and provisions.

	2017	2016	2015
	(in million pesos)
Income Statements:
Revenues	2,129	2,394	1,580
Depreciation and amortization	153	153	89
Interest income	12	18	10
Interest expense	19	19	11
Provision for income tax	22	70	69
Net income (loss)	(43)	169	157
Other comprehensive income	—	—	—
Total comprehensive income (loss)	(43)	169	157
Equity share in net income (loss) of Hastings	(30)	118	110

Investment of Digitel in DCI and ANPC

Digitel has 60% and 40% interest in ANPC and DCI, respectively.  DCI is involved in the business of cable system linking the Philippines, United States and other neighboring countries in Asia.  ANPC is an investment holding company owning 20% of DCI.

In December 2000, Digitel, Pacnet Network (Philippines), Inc., or PNPI, (formerly Asia Global Crossing Ltd.) and BT Group O/B Broadband Infrastructure Group Ltd., or BIG, entered into a joint venture agreement, or JVA, under which the parties agreed to form DCI with each party owning 40%, 40% and 20%, respectively.  DCI was incorporated to develop, provide and market backhaul network services, among others.

On April 19, 2001, after BIG withdrew from the proposed joint venture, Digitel and PNPI formed ANPC to replace BIG.  Digitel contributed US$2 million, or Php69 million, for a 60% equity interest in ANPC while PNPI owned the remaining 40% equity interest.

Digitel provided full impairment loss on its investment in DCI and ANPC in prior years on the basis that DCI and ANPC have incurred significant recurring losses in the past.  In 2011 and 2017, Digitel recorded a reversal of impairment loss amounting to Php92 million and Php201 million, respectively, following improvement in DCI’s operations.

Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.

Digitel’s investment in DCI does not qualify as investment in joint venture as there is no provision for joint control in the JVA among Digitel, PNPI and ANPC.

Following PLDT’s acquisition of a controlling stake in Digitel, PNPI, on November 4, 2011, sent a notice to exercise its Call Right under Section 6.3 of the JVA, which provides for a Call Right exercisable by PNPI following the occurrence of a Digitel change in control.  As at March 27, 2018, Digitel management is ready to conclude the transfer of its investment in DCI, subject to PNPI’s ability to meet certain regulatory and valuation requirements.  This investment is not classified as noncurrent asset held-for-sale as the transfer is assessed as not highly probable because certain aspects of the sale such as pricing are still subject for approval by both DTPI and PNPI management.

Investment of PLDT Capital in Phunware

On September 3, 2015, PLDT Capital subscribed to an 8% US$5 million Convertible Promissory Note, or Note, issued by Phunware, a Delaware corporation.  Phunware provides an expansive mobile delivery platform that creates, markets, and monetizes mobile application experiences across multiple screens.  By pioneering the multiscreen as a service platform, Phunware enables companies to engage seamlessly with their customers through mobile devices, from indoor and outdoor location-based marketing and advertising to content management, notifications and analytics, indoor mapping, navigation and wayfinding.

The US$5 million Note was issued to and paid for by PLDT Capital on September 4, 2015.  On December 18, 2015, PLDT Capital subscribed to Series F Preferred Shares of Phunware for a total consideration of US$3 million.  On the same date, the Note and its related interest were converted to additional Phunware Series F Preferred Shares.

Investment of PLDT Capital in AppCard

On October 9, 2015, PLDT Capital entered into a Convertible Preferred Stock Purchase Agreement with AppCard for US$5 million.  AppCard, a Delaware Corporation, is engaged in the business of developing, marketing, selling and servicing digital loyalty program platforms.

The US$5 million Convertible Series B Preferred Stock was paid on October 9, 2015.

Investment of PGIC in Beta

On February 5, 2013, PLDT entered into a Subscription and Shareholders’ Agreement with Asia Outsourcing Alpha Limited, or Alpha, wherein PLDT, through its indirect subsidiary PGIC, acquired from Alpha approximately 20% equity interest in Beta for a total cost of approximately US$40 million, which consists of preferred shares of US$39.8 million and ordinary shares of US$0.2 million.  On various dates in 2013 and 2014, PGIC transferred a total of 85 ordinary shares and 31,426 preferred shares to certain employees of Beta for a total consideration of US$53 thousand.  The equity interest of PGIC in Beta remained at 20% after the transfer with economic interest of 18.32%.

Alpha and Beta are both exempted limited liability companies incorporated under the laws of Cayman Islands and are both controlled by CVC Capital Partners.  Beta has been designated to be the ultimate holding company of the SPi Technologies, Inc. and Subsidiaries.

On July 22, 2016, Asia Outsourcing Gamma Limited, or AOGL, entered into a SPA with Relia, Inc., one of the largest BPO companies in Japan, relating to the acquisition of AOGL’s Customer Relationship Management, or CRM, business under the legal entity SPi CRM, Inc. and Infocom Technologies, Inc., wholly-owned subsidiaries of SPi Technologies, Inc., for an enterprise value of US$181 million.  AOGL is a wholly-owned subsidiary of Beta and the direct holding company of SPi Technologies, Inc. and Subsidiaries.  The transaction was completed on September 30, 2016.  As a result of the sale, PGIC received a cash distribution of US$11.2 million from Beta through redemption of its preferred shares and portion of its ordinary shares.

On May 19, 2017, AOGL entered into a SPA with Partners Group, a global private markets investment manager, relating to the acquisition of SPi Global, a wholly-owned subsidiary of AOGL, for an enterprise value of US$330 million.  The transaction was completed on August 25, 2017.  As a result of the sale, on various dates in 2017 and 2018, PGIC received a total cash distribution of US$57 million from Beta through redemption of a portion of its ordinary shares.

The carrying value of investment in common shares in Beta amounted to Php78 million and Php855 million as at December 31, 2017 and 2016, respectively.  The economic interest of PGIC in Beta remained at 18.32% as at December 31, 2017.

PGIC is a wholly-owned subsidiary of PLDT Global, which was incorporated under the laws of British Virgin Islands.

Investment of Smart in AFPI

In 2013, Smart, along with other conglomerates Metro Pacific Investments Corporation, or MPIC, and Ayala Corporation, or Ayala, embarked on a venture to bid for the Automated Fare Collection System, or AFCS, a project of the Department of Transportation and Communications, or DOTC, and Light Rail Transit Authority, to upgrade the Light Rail Transit 1 and 2, and Metro Rail Transit ticketing systems.

In 2014, AFPI, the joint venture company, was incorporated in the Philippines and registered with the Philippine SEC.  Smart subscribed Php503 million equivalent to 503 million shares at a subscription price of Php1.00 per share representing 20% equity interest.  MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.

In January 2015, the Board of Directors of AFPI approved an additional cash call on unpaid subscription of Php800 million to fund its expenditures, which was paid on March 30, 2015 where Smart contributed Php160 million representing its 20% share.

On November 17, 2015, the Board of Directors of AFPI approved the increase in authorized capital stock from Php2,550 million shares to Php5,000 million shares with par value of Php1.00 per share.  AFPI subsequently issued a total of 612.5 million shares with par value of Php1.00 per share to all of its existing shareholders in proportion to their current shareholdings.  Smart subscribed to an additional capital of Php122.5 million representing its proportionate share in the capital increase.  The Board of Directors likewise approved an additional cash call on unpaid subscription of Php650 million for AFPI’s planned expenditure.  Smart contributed an additional Php130 million representing its 20% share in connection with the cash call.

As at December 31, 2016, the carrying value of Smart’s investment in AFPI amounted to Php407 million, including subscription payable of Php36 million.

On April 27, 2017, the shareholders of AFPI approved the reclassification of unsubscribed common stock to preferred stock with par value of Php1.00 per share. The preferred stock is redeemable at par at the option of AFPI, has no voting rights and non-participating, with no conversion feature, and non-cumulative dividends.  The Php500 million additional funding shall be in the form of subscription to the newly created preferred stock of AFPI as approved by the Board of Directors.  Smart remitted its share of Php100 million in the additional funding.

AFPI has incurred operating losses since the launch of its contactless smartcard for the stored value ridership and contactless medium technology as replacement of the old-magnetic-based ticketing system.  Over the years, AFPI’s expected growth is significantly lower than actual and so is the expectation in the foreseeable years, as supported by the external study on AFPI’s revenue generation performed this year.  On this basis, management provided for full impairment on the Php439 million carrying value of investment in AFPI as at June 30, 2017.  Smart recognized additional Php61 million in equity share in net losses of AFPI from July to December 2017.

Investment of ACeS Philippines in AIL

As at December 31, 2017, ACeS Philippines held a 36.99% equity interest in AIL, a company incorporated under the laws of Bermuda.  AIL owns the Garuda I Satellite and the related system control equipment in Batam, Indonesia.  In December 2014, AIL suffered a failure of the propulsion system on board the Garuda I Satellite, thus, AIL decided to decommission the operation of Garuda I Satellite in January 2015.

AIL has incurred significant operating losses, negative operating cash flows, and significant levels of debt.  The financial condition of AIL was partly due to the National Service Providers’, or NSPs, inability to generate the amount of revenues originally expected as the growth in subscriber numbers has been significantly lower than budgeted.  These factors raised substantial doubt about AIL’s ability to continue as a going concern.  On this basis, we recognized a full impairment provision of Php1,896 million in respect of our investment in AIL in 2003.

Unrecognized share in net losses and translation adjustment of AIL amounted to Php29 million and Php173 million for the years ended December 31, 2017 and 2016, respectively, while unrecognized share in net income amounted to Php70 million for the year ended December 31, 2015.  Share in net cumulative losses amounted to Php2,257 million and Php2,228 million as at December 31, 2017 and 2016, respectively, were not recognized as we do not have any legal or constructive obligation to pay for such losses and have not made any payments on behalf of AIL.

Summarized financial information of individually immaterial associates

The following tables present the summarized financial information of our individually immaterial investments in associates as at December 31, 2017 and 2016, and for the years ended December 31, 2017, 2016 and 2015:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	349	1,905
Current assets	595	584
Equity	799	2,063
Noncurrent liabilities	66	278
Current liabilities	79	148

	2017	2016	2015
	(in million pesos)
Income Statements:
Revenues	107	1,960	2,059
Net income	59	526	81
Other comprehensive loss	(1)	—	—
Total comprehensive income	58	526	81

We did not receive any dividends from our associates for the years ended December 31, 2017, 2016 and 2015.

We have no outstanding contingent liabilities or capital commitments with our associates as at December 31, 2017 and 2016.

Investments in Joint Ventures

Investments of PLDT in VTI, Bow Arken and Brightshare

On May 30, 2016, the PLDT Board approved the Company’s acquisition of 50% equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of San Miguel Corporation, or SMC, with Globe acquiring the other 50% interest.  On the same date, PLDT and Globe executed: (i) an SPA with SMC to acquire the entire outstanding capital, including outstanding advances and assumed liabilities, in VTI (and the other subsidiaries of VTI), which holds SMC’s telecommunications assets through its subsidiaries, or the VTI Transaction; and (ii) separate SPAs with the owners of two other entities, Bow Arken (the parent company of New Century Telecoms, Inc.) and Brightshare (the parent company of eTelco, Inc.), which separately hold additional spectrum frequencies through their respective subsidiaries, or the Bow Arken Transaction and Brightshare Transaction, respectively.  We refer to the VTI Transaction, Bow Arken Transaction and Brightshare Transaction collectively as the SMC Transactions.

The consideration in the amount of Php52.8 billion representing the purchase price for the equity interest and assigned advances of previous owners to VTI, Bow Arken and Brightshare was paid in three tranches: 50% upon signing of the SPAs on May 30, 2016, 25% on December 1, 2016 and the final 25% on May 30, 2017.  The SPAs also provide that PLDT and Globe, through VTI, Bow Arken and Brightshare, would assume liabilities amounting to Php17.2 billion from May 30, 2016.  In addition, the SPAs contain a price adjustment mechanism based on the variance in these assumed liabilities to be agreed among PLDT, Globe and previous owners on the results of the confirmatory due diligence procedures jointly performed by PLDT and Globe.  On May 29, 2017, PLDT and Globe paid the previous owners the net amount of Php2.6 billion in relation to the aforementioned price adjustment based on the result of the confirmatory due diligence.  See Note 28 – Financial Assets and Liabilities – Commercial Commitments.

As part of the SMC Transactions, PLDT and Globe acquired certain outstanding advances made by the former owners of VTI, Bow Arken and Brightshare to VTI, Bow Arken and Brightshare or their respective subsidiaries.  The amounts of the advances outstanding to PLDT since the date of assignment to PLDT amounted to Php11,359 million: (i) Php11,038 million from VTI and its subsidiaries; (ii) Php238 million from Bow Arken and its subsidiaries; and (iii) Php83 million from Brightshare and its subsidiaries.

On February 28, 2017, PLDT and Globe each subscribed to 2.8 million new preferred shares to be issued out of the unissued portion of the existing authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share) or a total subscription price for each of Php11,040 million (inclusive of a premium over par of Php8,280 million).  PLDT and Globe’s assigned advances from SMC which were subsequently reclassified to deposit for future subscription of each amounting to Php11,040 million were applied as full subscription payment for the subscribed shares.

Also, on the same date, PLDT and Globe each subscribed to 800 thousand new preferred shares of the authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share), or a total subscription price for each Php3,200 million (inclusive of a premium over par of Php2,400 million).  PLDT and Globe each paid Php148 million in cash for the subscribed shares.  The remaining balance of the subscription price of PLDT and Globe were fully paid as at December 29, 2017.

On December 15, 2017, PLDT and Globe each subscribed to 600 thousand new preferred shares of the authorized capital stock of VTI, at a subscription price of Php5 thousand per subscribed share (inclusive of a premium over par of Php4 thousand per subscribed share), for a total subscription price of Php3,000 million (inclusive of a premium over par of Php2,400 million).  PLDT and Globe each paid Php10 million in cash for the subscribed shares upon execution of the agreement.  The remaining balance of the subscription price was paid via conversion of advances amounting to Php2,990 million as at December 31, 2017.

As at December 31, 2017 and 2016, the amount of the advances outstanding to PLDT, to cover for the assumed liabilities and working capital requirements of the acquired companies, amounted to nil and Php1,306 million, respectively.

Purchase Price Allocation

PLDT has engaged an independent valuer to determine the fair value adjustments relating to the acquisition.  As at May 30, 2016, our share in the fair value of the intangible assets, which includes spectrum, amounted to Php18,885 million and goodwill of Php17,824 million has been determined based on the final results of an independent valuation.  Goodwill arising from this acquisition and carrying amount of the identifiable assets and liabilities, including deferred tax liability, and the related amortization through equity in net earnings were retrospectively adjusted accordingly.

The table below presents the summarized financial information of VTI as at December 31, 2017 and 2016,  for the year ended December 31, 2017 and for the seven months ended December 31, 2016:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,694	76,127
Current assets	2,807	3,126
Noncurrent liabilities	11,373	13,003
Current liabilities	1,936	12,327
Equity	67,192	53,923
Carrying amount of interest in VTI	32,550	26,962
Additional Information:
Cash and cash equivalents	1,961	2,182
Current financial liabilities*	—	—
Noncurrent financial liabilities*	—	—
*	Excluding trade, other payables and provisions.

	2017	2016
	(in million pesos)
Income Statements:
Revenues	2,352	1,189
Depreciation and amortization	1,168	842
Interest income	28	18
Interest expense	—	2
Provision for (benefit from) income tax	(42)	158
Net income (loss)	110	(2,055)
Other comprehensive income	—	—
Total comprehensive income (loss)	110	(2,055)
Equity share in net income (loss) of VTI	55	(1,027)

Notice of Transaction filed with the Philippine Competition Commission, or PCC

On May 30, 2016, prior to closing the transaction, each of PLDT, Globe and SMC submitted notices of the VTI, Bow Arken and Brightshare Transaction (respectively, the VTI Notice, the Bow Arken Notice and the Brightshare Notice and collectively, the Notices) to the PCC pursuant to the Philippine Competition Act, or PCA, and Circular No. 16-001 and Circular No. 16-002 issued by the PCC, or the Circulars.  As stated in the Circulars, upon receipt by the PCC of the requisite notices, each of the said transactions shall be deemed approved in accordance with the Circulars.

Subsequently, on June 7, 2016, PLDT and the other parties to the said transactions received separate letters dated June 6 and 7, 2016 from the PCC which essentially stated, that: (a) with respect to VTI Transaction, the VTI Notice is deficient and defective in form and substance, therefore, the VTI Transaction is not “deemed approved” by the PCC, and that the missing key terms of the transaction are critical since the PCC considers certain agreements as prohibited and illegal; and (b) with respect to the Bow Arken and Brightshare Transactions, the compulsory notification under the Circulars does not apply and that even assuming the Circulars apply, the Bow Arken Notice and the Brightshare Notice are deficient and defective in form and substance.

On June 10, 2016, PLDT submitted its response to the PCC’s letter articulating its position that the VTI Notice is adequate, complete and sufficient and compliant with the requirement under the Circulars, and does not contain false material information; as such, the VTI Transaction enjoys the benefit of Section 23 of the PCA.  Therefore, the VTI Transaction is deemed approved and cannot be subject to retroactive review by the PCC.  Moreover, the parties have taken all necessary steps, including the relinquishment/return of certain frequencies and co-use of the remaining frequencies by Smart and Belltel and Globe and Belltel as discussed above, to ensure that the VTI Transaction will not substantially prevent, restrict or lessen competition to violate the PCA.  Nevertheless, in the spirit of cooperation and for transparency, the parties voluntarily submitted to the PCC, among others, copies of the SPAs for the PCC’s information and reference.

In a letter dated June 17, 2016, the PCC required the parties to further submit additional documents relevant to the co-use arrangement and the frequencies subject thereto, as well as other definitive agreements relating to the VTI Transaction.  It also disregarded the deemed approved status of the VTI Transaction in violation of the Circulars which the PCC itself issued, and insisted that it will conduct a full review, if not investigation of the said transaction under the different operative provisions of the PCA.

In the Matter of the Petition against the PCC

On July 12, 2016, PLDT filed before the Court of Appeals, or CA, a Petition for Certiorari and Prohibition (With Urgent Application for the Issuance of a Temporary Restraining Order, or TRO, and/or Writ of Preliminary Injunction), or the Petition, against the PCC.  The Petition seeks to enjoin the PCC from proceeding with the review of the acquisition by PLDT and Globe of equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of SMC and performing any act which challenges or assails the “deemed approved” status of the SMC Transactions.  On July 19, 2016, the 12th Division of the CA, issued a Resolution directing the PCC through the Office of the Solicitor General, or the OSG, to file its Comment within a non-extensible period of 10 days from notice and show cause why the Petition should not be granted.  On August 11, 2016, the PCC through the OSG, filed its Comment to the Petition (With Opposition to Petitioner’s Application for a Writ of Preliminary Injunction).  On August 19, 2016, PLDT filed its Reply to Respondent PCC’s Comment.

On August 26, 2016, the CA issued a Writ of Preliminary Injunction enjoining and directing the respondent PCC, their officials and agents, or persons acting for and in their behalf, to cease and desist from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016 during the pendency of the case and until further orders are issued by the CA.  On September 14, 2016, the PCC filed a Motion for Reconsideration of the CA’s Resolution.  During this time, Globe moved to have its Petition consolidated with the PLDT Petition.  In a Resolution promulgated on October 19, 2016, the CA: (i) accepted the consolidation of Globe’s petition versus the PCC (CA G.R. SP No. 146538) into PLDT’s petition versus the PCC (CA G.R. SP No. 146528) with the right of replacement; (ii) admitted the Comment dated October 4, 2016 filed by the PCC; (iii) referred to the PCC for Comment (within 10 days from receipt of notice) PLDT’s Urgent Motion for the Issuance of a Gag Order dated September 30, 2016 and to cite the PCC for indirect contempt; and (iv) ordered all parties to submit simultaneous memoranda within a non-extendible period of 15 days from notice.  On November 11, 2016, PLDT filed its Memorandum in compliance with the CA’s Resolution.

On February 17, 2017, the CA issued a Resolution denying PCC’s Motion for Reconsideration dated September 14, 2016, for lack of merit.  The CA denied PLDT’s Motion to Cite the PCC for indirect Contempt for being premature.  In the same Resolution, as well as in a separate Gag Order attached to the Resolution, the CA granted PLDT’s Urgent Motion for the Issuance of a Gag Order and directed PCC to remove immediately from its website its preliminary statement of concern and submit its compliance within five days from receipt thereof.  All the parties were ordered to refrain, cease and desist from issuing public comments and statements that would violate the sub judice rule and subject them to indirect contempt of court.  The parties were also required to comment within ten days from receipt of the Resolution, on the Motion for Leave to Intervene and to Admit the Petition-in-Intervention dated February 7, 2017 filed by Citizenwatch, a non-stock and non-profit association.

On April 18, 2017, the PCC filed before the Supreme Court a Petition to Annul the Writ of Preliminary Injunction issued by the CA’s 12th Division on August 26, 2016 restraining PCC’s review of the SMC Transactions.  In compliance with the Supreme Court’s Resolution issued on April 25, 2017, PLDT on July 3, 2017 filed its Comment dated July 1, 2017 to the PCC’s Petition.  The Supreme Court issued a Resolution dated July 18, 2017 noting PLDT’s Comment and requiring the PCC to file its Consolidated Reply.  The PCC filed a Motion for Extension of Time and prayed that it be granted until October 23, 2017 to file its Consolidated Reply.  The PCC filed its Consolidation Reply to the: (1) Comment filed by PLDT; and (2) Motion to Dismiss filed by Globe on November 7, 2017.  The same was noted by the Supreme Court in a Resolution dated November 28, 2017.

During the intervening period, the CA rendered its Decision in October 18, 2017, granting the Petitions filed by PLDT and Globe.  In its Decision, the CA: (i) permanently enjoined the PCC from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016; (ii) annulled and set aside the Letters dated June 7, 2016 and June 17, 2016; (iii) precluded the PCC from conducting a full review and/or investigation of the SMC Transactions; (iv) compelled the PCC to recognize the SMC Transactions as deemed approved by operation of law; and (v) denied the PCC’s Motion for Partial Reconsideration dated March 6, 2017, and directed the PCC to permanently comply with the CA’s Resolution dated February 17, 2017 requiring PCC to remove its preliminary statement of concern from its website.  The CA clarified that the deemed approved status of the SMC Transactions does not, however, remove the power of PCC to conduct post-acquisition review to ensure that no anti-competitive conduct is committed by the parties.

On November 7, 2017, PCC timely filed a Motion for Additional Time to file a Petition for Review on Certiorari before the Supreme Court.  The Supreme Court granted PCC’s motion in its Resolution dated November 28, 2017.

On December 13, 2017, PLDT, through counsel, received the PCC’s Petition for Review on Certiorari filed before the Supreme Court assailing the CA’s Decision dated October 18, 2017.  In this Petition, the PCC raised procedural and substantive issues for resolution.  Particularly, the PCC assailed the issuance of the writs of certiorari, prohibition, and mandamus considering that the determination of the sufficiency of the Notice pursuant to the Transitory Rules involves the exercise of administrative and discretionary prerogatives of the PCC.  On the substantive aspect, the PCC argued that the CA committed grave abuse of discretion in ruling that the SMC Transactions should be accorded the deemed approved status under the Transitory Rules.  The PCC maintained that the Notice of the SMC Transaction was defective because it failed to provide the key terms thereof.

In the Supreme Court Resolution dated November 28, 2017, which was received by PLDT, through counsel, on December 27, 2017, the Supreme Court decided to consolidate the PCC’s Petition to Annul the Writ of Preliminary Injunction issued by the CA’s 12th Division with that of its Petition for Review on Certiorari assailing the decision of the CA on the merits.

On February 13, 2018, PLDT, through counsel, received Globe’s Motion for Leave to File and Admit the Attached Rejoinder before the Supreme Court.  The Rejoinder attached to Globe’s Motion addressed the arguments raised by PCC in its Consolidated Reply dated November 7, 2017.

The consolidated petitions remain pending as at the date of this report.

VTI’s Tender Offer for the Minority Stockholders’ Shares in Liberty Telecom Holdings, Inc., or LIB

On August 18, 2016, the Board of Directors of VTI approved the voluntary tender offer to acquire the common shares of LIB, a subsidiary of VTI, which are held by the remaining minority shareholders, and the intention to delist the shares of LIB from the PSE.

On August 24, 2016, VTI, owner of 87.12% of the outstanding common shares of LIB, undertook the tender offer to purchase up to 165.88 million common shares owned by the remaining minority shareholders, representing 12.82% of LIB’s common stock, at a price of Php2.20 per share.  The tender offer period ended on October 20, 2016, the extended expiration date, with over 107 million shares tendered, representing approximately 8.3% of LIB’s issued and outstanding common shares.  The tendered shares were crossed at the PSE on November 4, 2016, with the settlement on November 9, 2016.

Following the conclusion of the tender offer, VTI now owns more than 95% of the issued and outstanding common shares, and 99.1% of the total issued and outstanding capital stock, of LIB.

The tender offer was undertaken in compliance with the PSE’s requirements for the voluntary delisting of LIB common shares from the PSE.  The voluntary delisting of LIB was approved by the PSE effective November 21, 2016.

iCommerce’s Investment in PHIH

On January 20, 2015, PLDT and Rocket Internet entered into a JVA designed to foster the development of internet-based businesses in the Philippines.  PLDT, through its subsidiary, Voyager, and Asia Internet Holding S.à r.l., which is 50%-owned by Rocket Internet, were the initial shareholders of the joint venture company PHIH.  iCommerce, former subsidiary of Voyager, replaced the latter as shareholder of PHIH on October 14, 2015 and now holds a 33.33% equity interest in PHIH.

The objective of PHIH is the creation and development of online businesses in the Philippines, the leveraging of local market and business model insights, the facilitation of commercial, strategic and investment partnerships, and the acceleration of the rollout of online startups in the Philippines.  In accordance with the underlying agreements, iCommerce has so far paid approximately €7.4 million to PHIH as contribution to capital.  Payment of another contribution by iCommerce to the PHIH capital of approximately €2.6 million plus interest was requested in 2016 and remains outstanding.  The shareholders are currently resolving this matter with the help of independent arbiters.

On December 14, 2017, the management and operations of iCommerce was transferred from VIH to PLDT Online.  As a result, VIH ceased to have any direct interest in iCommerce and any indirect interest in PHIH.  See Note 2 – Summary of Significant Accounting Policies – Transfer of iCommerce to PLDT Online.

Investment in Beacon

On March 1, 2010, PCEV, MPIC and Beacon, entered into an Omnibus Agreement, or OA, where PCEV and MPIC have agreed to set out their mutual agreement in respect of, among other matters, the capitalization, organization, conduct of business and the extent of their participation in the management of the affairs of Beacon.  Beacon was incorporated in the Philippines and organized with the sole purpose of holding the respective shareholdings in Meralco of PCEV and MPIC.  PCEV and MPIC are Philippine affiliates of First Pacific and both held equity interest in Meralco.

Beacon is merely a special purpose vehicle created for the main purpose of holding and investing in Meralco using the same Meralco shares as collateral for funding such additional investment.  The OA entered into by Beacon, PCEV and MPIC effectively delegates the decision making power of Beacon over the Meralco shares to PCEV and MPIC and that Beacon does not exercise any discretion over the vote to be taken in respect of the Meralco shares but is obligated to vote on the Meralco shares strictly in accordance with the instructions of PCEV and MPIC.  Significant influence over the relevant financing and operating activities of Meralco is exercised at the respective Boards of PCEV and MPIC.

PCEV accounted for its investment in Beacon as investment in joint venture since the OA established joint control over Beacon until its full divestment on June 27, 2017.

Beacon’s Capitalization

Beacon’s authorized capital stock of Php5,000 million consists of 3,000 million common shares with a par value of Php1.00 per share and 2,000 million preferred shares with a par value of Php1.00 per share.  The preferred shares of Beacon are non-voting, not convertible to common shares or any shares of any class of Beacon and have no pre-emptive rights to subscribe to any share or convertible debt securities or warrants issued or sold by Beacon.  The preferred shareholder is entitled to liquidation preference and yearly cumulative dividends at the rate of 7% of the issue value subject to: (a) availability of unrestricted retained earnings; and (b) dividend payment restrictions imposed by Beacon’s bank creditors.

PCEV’s Investment in Beacon Shares

Since 2010, PCEV made the following investments in Beacon:

Date	Transaction	Number of Shares	Total Consideration
		(in millions)	(in millions)
March 30, 2010	PCEV subscription to Beacon Common Shares	1,157 Beacon Common Shares	Php23,130(1)
October 25, 2011	PCEV transfer of remaining Meralco Common Shares to Beacon(2)	69 Meralco Common Shares	15,136
	PCEV subscription to Beacon Preferred Shares	1,199 Beacon Class “A” Preferred Shares	15,136
January 20, 2012	PCEV subscription to Beacon Common Shares	135 Beacon Common Shares	2,700
May 30, 2016	PCEV subscription to Beacon Class “B” Preferred Shares	277 Beacon Class “B” Preferred Shares	3,500
September 9, 2016	Beacon redemption of Class “B” Preferred Shares held by PCEV	198 Beacon Class “B” Preferred Shares	2,500
April 20, 2017	Beacon redemption of Class “B” Preferred Shares held by PCEV	79 Beacon Class “B” Preferred Shares	1,000

(1)	PCEV transferred 154 million Meralco shares at a price of Php150.00 per share or an aggregate amount of Php23,130 million on May 12, 2010.
(2)	The transfer of the Meralco shares were implemented through a special block sale/cross sale in the PSE.

PCEV recognized a deferred gain of Php8,047 million and Php8,145 million on May 12, 2010 and October 25, 2011, respectively, for the difference between the transfer price of the Meralco shares to Beacon and the carrying amount in PCEV’s books of the Meralco shares transferred since the transfer was between entities with common shareholders.  The deferred gain, presented as a reduction in PCEV’s investment in Beacon common shares, will only be realized upon the disposal of the Meralco shares to a third party.

On May 30, 2016, the Board of Directors of Beacon approved the increase in authorized capital stock of Beacon from 5,000 million to 6,000 million divided into 3,000 million common shares with a par value of Php1.00 per share, 2,000 million Class “A” preferred shares with a par value of Php1.00 per share and 1,000 million new Class “B” preferred shares with a par value of Php1.00 per share.

The amount raised by Beacon from the subscription of PCEV and MPIC to Class “B” Preferred Shares was used to fund the subscription to an aggregate 56% of the issued share capital of Global Business Power Corporation, or Global Power, through Beacon Powergen Holdings, Inc., or Beacon Powergen.  Global Power is the leading power supplier in Visayas region and Mindoro Island.

On September 9, 2016 and April 20, 2017, the Board of Directors of Beacon approved the redemption of 198 million and 79 million Class “B” preferred shares held by PCEV, respectively.  Beacon paid the redemption price equal to the aggregate issue price as well as cash dividends on the said preferred shares amounting to Php21 million and Php43 million, on September 30, 2016 and April 25, 2017, respectively.

Beacon’s Dividend Declaration

A summary of Beacon’s dividend declarations are shown below:

Date of Declaration	Date of Payment	Holders	Amount	Share of PCEV
			(in millions)
March 6, 2017	March 10, 2017	Class “A” Preferred	Php945	Php236
April 20, 2017	April 25, 2017	Class “A” Preferred	945	236
April 20, 2017	April 25, 2017	Class “B” Preferred	192	43
June 13, 2017	July 31, 2017	Class “A” Preferred	1,273	318
Total dividends declared as at December 31, 2017			Php3,355	Php833

March 31, 2016	July 29, 2016	Class “A” Preferred	Php945	Php473
June 30, 2016	July 29, 2016	Class “A” Preferred	1,485	743
July 14, 2016	July 29, 2016	Common	6,056	3,028
August 12, 2016	August 30, 2016	Common	289	144
September 9, 2016	September 30, 2016	Class “B” Preferred	21	21
Total dividends declared as at December 31, 2016			Php8,796	Php4,409

PCEV’s share in the cash dividends for Class “A” preferred shares and common shares was deducted from the carrying value of the investment in joint venture, while PCEV’s share in the cash dividends for Class “B” preferred shares was recognized as dividend income.

Sale of Beacon’s Meralco Shares to MPIC

Beacon has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	% of Meralco Shareholdings Sold	Price Per Share	Total Price	Deferred Gain Realized(1)
	(in millions)			(in millions)	(in millions)
June 24, 2014	56.35	5%	Php235.00	Php13,243	Php1,418
April 14, 2015	112.71	10%	235.00	26,487	2,838

(1)	Since Beacon sold the shares to an entity not included in the PLDT Group, PCEV realized portion of the deferred gain which was recognized when the Meralco shares were transferred to Beacon.

On June 24, 2014, MPIC settled a portion of the consideration amounting to Php3,000 million and the balance amounting to Php10,243 million was paid on February 27, 2015.

As part of the April 14, 2015 sale, MPIC settled a portion of the consideration amounting to Php1,000 million on April 14, 2015 and Php17,000 million on June 29, 2015, both of which were used by Beacon to partially settle its outstanding loans.  MPIC paid Beacon the balance of Php8,487 million on July 29, 2016.

Sale of PCEV’s Beacon Common and Preferred Shares to MPIC

PCEV has entered to the following Share Purchase Agreement with MPIC:

Date	Number of Shares Sold	Selling Price	Deferred Gain Realized
	(in millions)
June 6, 2012	282 Preferred Shares	Php3,563	Php2,012
May 30, 2016	646 Common shares and 458 Preferred Shares	26,200	4,962
June 13, 2017	646 Common shares and 458 Preferred Shares	21,800	4,962

On May 30, 2016, MPIC settled a portion of the consideration amounting to Php17,000 million immediately upon signing of the agreement and the balance of Php9,200 million will be paid in annual installments until June 2020.  The unpaid balance from MPIC is measured at fair value using a discounted cash flow valuation method, with interest income to be accreted over the term of the receivable.

PCEV’s equity ownership in Beacon after the sale was reduced from 50% to 25%, while MPIC’s interest increased to 75%.  PCEV’s effective interest in Meralco, through Beacon, was then reduced to 8.74% from 17.48%.

On June 13, 2017, PCEV entered into another Share Purchase Agreement with MPIC to sell its remaining 25% equity interest in Beacon for a total consideration of Php21,800 million.  MPIC settled a portion of the consideration amounting to Php12,000 million upon closing and the balance of Php9,800 million will be paid in annual installments from June 2018 to June 2021.  The unpaid balance from MPIC is measured at fair value using a discounted cash flow valuation method, with interest income to be accreted over the term of the receivable.

After the sale of PCEV’s remaining 25% interest in Beacon, PCEV continues to hold its representation in the Board and participate in decision making.  As set forth in the SPA: (i) the Seller shall be entitled to nominate one director to the Board of Directors of PCEV (“Seller’s Director”) and MPIC agrees to vote its shares in PCEV in favor of such Seller’s Director; and (ii) the Buyer shall cede to the Seller the right to vote all of the Shares (“Proxy Shares”).  The parties agreed that with respect to decisions or policies affecting dividend payouts to be made by the Company, the Seller’s Director shall exercise its voting rights, and shall vote, in accordance with the recommendation of the Buyer on such matter. As a result, PCEV’s previously joint control over Beacon has become significant influence.

PCEV’s remaining assets after the full divestment is comprised mainly of receivables from MPIC amounting to Php15,552 million as at December 31, 2017.  See Note 11 – Available-for-Sale Financial Investments and Note 25 – Related Party Transactions.

Sale of PCEV’s Receivables from MPIC

On March 2, 2018, PCEV entered into a Receivables Purchase Agreement, or RPA, with various financial institutions, or the Purchasers, to sell a portion of its receivables from MPIC due in 2019 to 2021 amounting to Php5,550 million for a total consideration of Php4,852 million.  The receivables consist of the partial proceeds from the sale of PCEV’s shares in Beacon to MPIC done in 2016 and 2017.

Under the terms of the RPA, the Purchasers will have exclusive ownership of the purchased receivables and all of its rights, title, and interest.

eInnovations’ Investment in ECommerce Pay

On January 6, 2015, PLDT, through eInnovations, entered into a JVA with Rocket Internet, pursuant to which the two parties agreed to form ECommerce Pay Holding S.à.r.l., or ECommerce Pay, of which each partner holds a 50% equity interest.  ECommerce Pay is a global joint venture company for payment services with a focus on emerging markets.

On July 30, 2015, eInnovations became a 50% shareholder of ECommerce Pay and invested €1.2 million in ECommerce Pay on August 11, 2015.

On February 3, 2016, eInnovations further contributed its subsidiary ePay, including the platforms and business operations of its mobile-first platform, PayMaya, as had been agreed in the JVA.  Rocket Internet contributed, among other things, its equity in Paymill Holding GmbH and Payleven Holding GmbH, which operated via its subsidiaries, payment platforms for high growth, small-and-medium sized e-commerce businesses.

Consequently, in February 2016, the ownership of ePay and its subsidiaries, or the ePay Group, was transferred from eInnovations to ECommerce Pay and hence eInnovation’s effective interest in ePay went down to 50%.  Pending completion of the other expected contributions from Rock et Internet, ePay Group continue to be a subsidiary of PLDT.

Rocket Internet and PLDT via eInnovations agreed to end the joint venture with control and all rights in ePay to be returned to eInnovations via a retransfer of the shares in ePay.  In return, eInnovations gave up its 50% ownership and all claims in connection with ECommerce Pay.  On July 29, 2016, eInnovations exited ECommerce Pay and the whole ownership of ePay, including the platforms and business operations of its mobile-first platform, PayMaya, was returned to eInnovations.

PLDT and Rocket Internet have decided to unwind the joint venture to better focus on their respective areas of operation and current priorities.  Both continue to explore areas of possible future collaboration.

Summarized financial information of individually immaterial joint ventures

The table below presents the summarized financial information of our individually immaterial investments in joint ventures as at December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	1	—
Current assets	145	378
Equity	146	377
Noncurrent liabilities	—	—
Current liabilities	—	1

	2017	2016	2015
	(in million pesos)
Income Statements:
Revenues	—	—	—
Net income (loss)	—	(164)	9
Other comprehensive income	—	—	—
Total comprehensive income (loss)	—	(164)	9

We have no outstanding contingent liabilities or capital commitments with our joint ventures as at December 31, 2017 and 2016.